UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2010

Item 1. Report to Stockholders.

FundX Upgrader Funds

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund
FundX ETF Aggressive Upgrader Fund
FundX ETF Upgrader Fund
FundX Tactical Upgrader Fund
FundX Tactical Total Return Fund

Semi-Annual Report
April 30, 2010

FundX Upgrader Funds

April 30, 2010

Dear Fellow Shareholders,

The six months ending April 30, 2010 saw a continuation of the strength in the equity markets that started in early March 2009.  With the exception of a 9% retrenchment over the course of three weeks in January and February of this year, the markets experienced a gratifyingly steady increase for this six month period.

What made this six month period different from the twelve months that preceded it was the gradual loss of leadership by international funds in favor of US stock funds.

In retrospect, it is quite easy to see when trends turn and new leadership ensues.  In the thick of daily, weekly and even monthly market action, most investors focus on the performance of their current holdings and miss important opportunities to migrate to new leaders.  Fortunately, by following our relative strength ranking system, we incrementally latch onto new leadership trends as they develop.

This is precisely what occurred in this period.  Our equity portfolios cut their overseas exposure in half.  Concurrently we witnessed average market capitalization shrink by about a third, as small-cap and mid-cap funds rose in our ranks.

Bond markets encountered uncharacteristic volatility in the last few years, leading to dramatic performance differentials as bond investors shunned all risk in the 2008 credit crisis and then flocked to riskier bond funds in search of yield through 2009.  The last six months have been more balanced. In our flexible income strategy, we entered the trailing six months with significant holdings in high-yield bond funds, foreign bond funds, emerging market bond funds, limited only by allocation limits we maintain as part of our portfolio risk management strategy. As volatility returned in early 2010, we reduced these positions, and our portfolios reflect a balance between conservative, high quality short-term bond funds and higher yielding alternatives.

Similar to equity market leadership, foreign bond funds fell out of favor early in 2010 as the Euro fell under pressure versus the US dollar. Our flexible income strategy led us to shed all foreign bond fund exposure, with the exception of one position that is hedged to the US dollar.

As with equities, fixed income investors tend to spend too much time focusing on past concerns and forecasting future leadership. Our research and experience have demonstrated that it’s much more effective to follow a discipline based on observations and avoid the temptation to invest based on what you wish was happening or what you think may happen in the future. Last year, investors were worried about the demise of the US dollar. Recently, the concern is the potential for rising interest rates. The only thing we know for certain is that events unfold over time – and that they often turn out differently than we anticipate. We remain flexible and disciplined, and focused on present market conditions.

FundX Upgrader Fund (FUNDX)

During the six months from October 31, 2009 to April 30, 2010, the portfolio’s weighting in non-US stocks dropped from about 51% to 26%.  This was triggered by weakness in Europe’s equity markets and relative weakness in the euro compared with the US dollar.

Exposure to emerging markets contracted from over 13% to under 10%.

Our ranking system  also steered the portfolio into more small and mid-cap funds over the past six months.  The average market cap of the FUNDX portfolio decreased from just over $12 billion at the start of the fiscal year to just under $9 billion.

The best performing funds during this half-year period were Ariel (ARGFX), up 32%, Alliance Bernstein Small Mid Value (ABYSX) up 31% and Dreyfus Midcap Value (DVLIX), also up 31%.

The worst performers for the period were Oppenheimer International Growth (OIGYX), and iShares Russell 1000 Growth (IWF).  Those funds lost 3% and 1.5%, respectively, during the brief period they were held. Both were sold in early February.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

FundX Aggressive Upgrader Fund (HOTFX)

During the six months from October 31, 2009 to April 30, 2010, the Aggressive Upgrader Fund portfolio’s weighting in non-US stocks dropped from about 51% to 29%.  This was triggered by weakness in Europe’s equity markets and relative weakness in the euro compared with the US dollar.

Exposure to emerging markets contracted from 22% to 15%.

Our ranking system  also steered the portfolio into more small and mid-cap funds over the past six months.  The average market cap of the HOTFX portfolio decreased from just almost $10 billion at the start of the fiscal year to $8 billion on April 30.

The best performing funds during this half-year period were Ariel (ARGFX), up 32%, Alliance Bernstein Small Mid Value (ABYSX) up 31% and Dreyfus Midcap Value (DVLIX), also up 31%.

The worst performers for the period were small positions in the Holdrs Semiconductors ETF (SMH) and Oppenheimer International Growth (OIGYX).  Those funds lost 10% and 1.5%, respectively, during the brief period they were held. Both were sold in early February.

FundX Conservative Upgrader Fund (RELAX)

The Conservative Upgrader is a mix of roughly 60% in core equity funds, with the balance targeted to a mix similar to that of our flexible income model

The changing complexion of the equity component of the portfolio mirrors that of our other equity funds.

During the six months from October 31, 2009 to April 30, 2010, the total portfolio’s weighting in non-US stocks dropped from about 28% to 20%.  As a proportion of just the equity component of the portfolio, that’s a drop from about 48% to about 33%.  This shrinking of overseas exposure was triggered by weakness in Europe’s equity markets and relative weakness in the euro compared with the US dollar.

The best performing equity funds during this half-year period were Ariel (ARGFX), up 32%, and Alliance Bernstein Small Mid Value (ABYSX), up 31%.

The worst equity performers were iShares Russell 1000 Growth Index (IWF) and FMI Common Stock (FMIMX), which eked out just 0.1% and 4% respectively for the time they were held in the portfolio.

The best performing funds on the flexible income side of the portfolio were Loomis Sayles Bond Fund (LSBDX) and Permanent Portfolio (PRPFX), which both gained more than 10%.

The weakest performers in the fixed income area were ETFs invested in government bonds: iShares Barclays 1-3 Year Treasury (SHY), iShares Barclays 3-7 Year Treasury (IEI) and iShares Barclays TIPS (TIP).  Each contributed less than 1% in return during this period.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

FundX Flexible Income Fund (INCMX)

Since the start of the current fiscal year (October 31, 2009) the overall risk of the Flexible Income portfolio has been shifted downward.  This more cautious stance is characterized by a number of factors, including an increased level in short and ultra-short term bond funds (from less than 20% to more than 33% of the portfolio), a decrease in high-yield funds (from 16% to 10%) and the elimination of emerging market debt.  Just one “world” bond fund remained in the portfolio as of this report date – PIMCO Foreign Bond (PFORX), which is dollar-hedged to remove foreign currency risk.

The strongest performers during this period were the Loomis Sayles Bond Fund (LSBDX), and the John Hancock Strategic Income (JSTIX), which both earned more than 10%.

The weakest performers were ETFs invested in government bonds: iShares Barclays 1-3 Year Treasury (SHY), iShares Barclays 3-7 Year Treasury (IEI) and iShares Barclays TIPS (TIP).  Each contributed less than 1% in return during this period.

FundX ETF Aggressive Upgrader Fund (UNBOX)

In this, our most aggressive portfolio, exposure to non-US stocks decreased dramatically from almost 80% in October, 2009 to less than 30% in April, 2010.  During this same period, emerging market exposure dropped from 33% to 23% of the portfolio.

The average market cap of the UNBOX portfolio decreased from over $17 billion at the start of the fiscal year to approximately $5 billion at April 30, 2010.

The best performing funds during this past year were SPDR S&P Retail (XRT) and iShares MSCI South Korea Index, both up 21% for the time they were each held.

The worst performers for the period were small positions in the Holdrs Semiconductors ETF (SMH) and iShares MSCI Taiwan (EWT).  Those funds lost 12% and 10%, respectively, during the brief period they were held. Those ETFs were sold in February and March.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

FundX ETF Upgrader Fund (REMIX)

During the six months from October 31, 2009 to April 30, 2010, the ETF-only REMIX portfolio’s weighting in foreign stocks dropped from about 54% to approximately 21%.  This was triggered by weakness in Europe’s equity markets and relative weakness in the euro compared with the US dollar.  Approximately 9% of the portfolio is in emerging market countries.

Our ranking system also steered the portfolio into more small-cap and mid-cap ETFs over the past six months.  The average market cap of the REMIX portfolio decreased from just under $14 billion at the start of the fiscal year to just over $6 billion during that time.

The best performing funds during this past year were Claymore/Sabrient Insider (NFO), up over 25%, and Rydex S&P Equal Weighted Index (RSP), up over 21% for the time they were held.

The worst performers for the period were small positions in the Holdrs Semiconductors ETF (SMH) and Market Vectors Gold Miners (GDX).  Those funds each lost over 11% during the brief periods they were held.  Those ETFs were sold in January and February.

FundX Tactical Upgrader Fund (TACTX)

The best performing equity funds during this past year were Ariel Fund (ARGFX) and Alliance Bernstein Small/Mid-Cap Value (ABYSX), which were both held over the entire six months of this report.  They each gained 32% during that time.

The worst performing funds this past year were Vanguard Emerging Markets Stock (VWO), which lost 8% while held, and iShares MSCI EMU Index (EZU), which lost 5%.

Our tactical models compelled a relatively defensive posture for most of the trailing six-months, based mainly on measures of excessive investor complacency and valuations suggesting that the rally may have moved too far too quickly and be due for a correction. This served TACTX well briefly as the market corrected in early 2010, but the correction was shallow and short-lived, and therefore we failed to capitalize on our brief advantage from defending principle.

In our last annual report we discussed the ability to use options as part of our risk management.  Although our defensive posture proved premature, the ability to proactively manage risk exposure through options allowed us to remain more fully invested than previously available tools would have permitted.

Our tactical models measure market risk and reward potential, on average, given a variety of objective data. In hindsight, it’s easy to get frustrated by missed opportunities. Over time, however, we believe that the best one can do is act in a manner that has the potential to be rewarded on average, over time, and execute a long-term investment strategy in a disciplined way.

In addition to aligning with market leadership through Upgrading, TACTX seeks to manage equity exposure based on our tactical models. The tools we can use to manage risk include holding cash, buying inverse ETFs and buying or selling listed options. The specific tools we use depend on the current environment and the posture of our tactical models. TACTX remains defensive as of this report.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

FundX Tactical Total Return Fund (TOTLX)

The best performing equity funds during this past year were Ariel Fund (ARGFX) and Alliance Bernstein Small/Mid-Cap Value (ABYSX), which were both held over the entire six months of this report.  They each gained 32% during that time.

The worst performing funds this past year were Vanguard Emerging Markets Stock (VWO), which lost 8% while held, and PowerShares QQQ Trust (QQQQ), which lost 6%.

The strongest fixed income performers during this period were the Loomis Sayles Bond Fund (LSBDX), and the John Hancock Strategic Income (JSTIX), which both earned more than 10%.

The weakest performers were ETFs invested in government bonds: iShares Barclays 1-3 Year Treasury (SHY), iShares Barclays 3-7 Year Treasury (IEI) and iShares Barclays TIPS (TIP).  Each contributed less than 1% in return during this period.

Sincerely,
Janet Brown
President,
DAL Investment Company

Past performance does not guarantee future results.  Short term performance, in particular, is not a good indication of the fund’s future performance, and investment should not be made solely on return.

Mutual fund investing involves risk.  Principal loss is possible.  Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, fixed income investments, and short sales.  Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.

Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

References to other funds should not be interpreted as an offer of these securities.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for further sector and holdings information.  Current and future portfolio holdings are subject to risk.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended April 30, 2010 (Unaudited)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/09 – 4/30/10).

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which will charge a 2.00% redemption fee on shares held less than 7 days.  Effective August 10, 2010, the 2.00% redemption fee on redemptions or exchanges of shares held for less than seven days will no longer be assessed for the ETF Aggressive Upgrader Fund and ETF Upgrader Fund.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FundX Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/09	Value 4/30/10	11/1/09 – 4/30/10*
Actual	$1,000	$1,170	$6.57
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.11

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.22% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended April 30, 2010 (Unaudited), Continued

FundX Aggressive Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/09	Value 4/30/10	11/1/09 – 4/30/10*
Actual	$1,000	$1,172	$7.06
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.56

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.31% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Conservative Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/09	Value 4/30/10	11/1/09 – 4/30/10*
Actual	$1,000	$1,122	$7.05
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.71

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.34% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Flexible Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/09	Value 4/30/10	11/1/09 – 4/30/10*
Actual	$1,000	$1,050	$4.93
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$4.86

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.97% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX ETF Aggressive Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/09	Value 4/30/10	11/1/09 – 4/30/10*
Actual	$1,000	$1,129	$7.76
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.35

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.47% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX ETF Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/09	Value 4/30/10	11/1/09 – 4/30/10*
Actual	$1,000	$1,159	$8.03
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.50

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended April 30, 2010 (Unaudited), Continued

FundX Tactical Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/09	Value 4/30/10	11/1/09 – 4/30/10*
Actual	$1,000	$1,022	$6.97
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.95

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Tactical Total Return Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/09	Value 4/30/10	11/1/09 – 4/30/10*
Actual	$1,000	$1,030	$7.55
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.50

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 1 & 2 Funds: 29.6%^
121,785	Alpine International Real Estate Equity Fund	$2,718,240
497,370	Ariel Appreciation Fund1	19,785,388
343,517	Fidelity Leveraged Company Stock	9,003,576
228,812	Dreyfus Mid-Cap Value Fund	7,111,465
252,683	Hodges Fund1*	5,321,498
177,200	iShares MSCI BRIC Index Fund	8,073,232
436,234	Oppenheimer Global Opportunities Fund	12,415,234
209,500	Rydex S&P Midcap 400 Pure Growth ETF	13,827,000
593,900	Vanguard Emerging Markets ETF	24,979,434
267,000	Vanguard Small-Cap Value ETF	17,023,920
178,067	Yacktman Focused Fund	3,062,750
	Total Class 1 & 2 Funds
	(Cost $106,671,298)	123,321,737
	Class 3 Funds: 70.3%^
1,019,408	AllianceBernstein Small/Mid Cap Value Fund1	17,166,836
589,982	Ariel Fund1	26,171,623
38,237	Calamos Growth Fund*	1,948,539
655,637	Dodge & Cox International Stock Fund	21,406,542
487,110	Fairholme Fund	17,146,288
483,777	Fidelity Dividend Growth Fund	12,597,563
369,050	iShares Russell MidCap Value Index Fund	15,540,696
116,000	iShares S&P MidCap 400 Value Index Fund	8,676,800
208,947	Laudus International MarketMasters Fund	3,514,490
324,527	Legg Mason Capital Management Value Fund	14,486,874
755,761	Neuberger Berman Partners Fund	19,899,198
462,001	Oakmark Fund	18,748,012
1,399,658	Oakmark International Fund	24,843,922
256,070	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)1	2,373,767
777,000	Rydex S&P Equal Weight Fund	33,962,669
149,600	SPDR S&P MidCap 400 ETF	22,309,848
1,385,513	T. Rowe Price International Stock Fund	17,762,272
863,124	Yacktman Fund	14,146,597
	Total Class 3 Funds
	(Cost $229,433,051)	292,702,536
	Total Investment Companies
	(Cost $336,104,349)	416,024,273

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENTS: 0.3%
1,243,330	AIM STIT - Treasury Portfolio, 0.0400%2	$1,243,330
	Total Short-Term Investments
	(Cost $1,243,330)	1,243,330
	Total Investments: 100.2%
	(Cost $337,347,679)	417,267,603
	Liabilities in Excess of Other Assets: (0.2)%	(657,237)
	Net Assets: 100.0%	$416,610,366

1	A portion of this security is considered illiquid. As of April 30, 2010, the total market value of securities considered illiquid was $10,669,071 or 2.6% of net assets.
2	Seven-day yield.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 1 & 2 Funds: 58.6%^
44,573	Alpine International Real Estate Equity Fund	$994,861
244,837	Ariel Appreciation Fund	9,739,617
131,006	Delafield Fund	3,518,824
215,003	Dreyfus Mid-Cap Value Fund	6,682,306
230,543	Fidelity Leveraged Company Stock	6,042,536
51,574	Hodges Fund*	1,086,145
110,500	iShares MSCI BRIC Index Fund	5,034,380
252,503	Oppenheimer Global Opportunities Fund	7,186,232
94,800	Rydex S&P Midcap 400 Pure Growth ETF	6,256,800
376,800	Vanguard Emerging Markets ETF	15,848,208
99,000	Vanguard Small-Cap Value ETF	6,312,240
171,205	Yacktman Focused Fund	2,944,721
	Total Class 1 & 2 Funds
	(Cost $60,730,821)	71,646,870
	Class 3 Funds: 41.3%^
240,957	AllianceBernstein Small/Mid Cap Value Fund	4,057,715
120,987	Ariel Fund	5,366,992
49,853	Dodge & Cox International Stock Fund	1,627,708
93,377	Fairholme Fund	3,286,868
42,102	Laudus International MarketMasters Fund	708,150
168,129	Neuberger Berman Partners Fund	4,426,828
92,323	Oakmark Fund	3,746,484
245,134	Oakmark International Fund	4,351,134
124,807	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)	1,156,961
203,300	Rydex S&P Equal Weight Fund	8,886,243
30,600	SPDR S&P MidCap 400 ETF	4,563,378
294,557	T. Rowe Price International Stock Fund	3,776,224
281,792	Yacktman Fund	4,618,568
	Total Class 3 Funds
	(Cost $39,036,278)	50,573,253
	Total Investment Companies
	(Cost $99,767,099)	122,220,123

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENTS: 0.1%
75,766	AIM STIT - Treasury Portfolio, 0.0400%1	$75,766
	Total Short-Term Investments
	(Cost $75,766)	75,766
	Total Investments: 100.0%
	(Cost $99,842,865)	122,295,889
	Other Assets in Excess of Liabilities: 0.0%	21,877
	Net Assets: 100.0%	$122,317,766

1	Seven-day yield.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 95.8%
	Class 3 Funds: 57.5%^
174,274	AllianceBernstein Small/Mid Cap Value Fund	$2,934,775
89,444	Ariel Fund	3,967,714
28,124	Calamos Growth Fund*	1,433,189
81,011	Dodge & Cox International Stock Fund	2,645,007
90,049	Fairholme Fund	3,169,718
53,900	iShares Russell MidCap Value Index Fund	2,269,729
22,298	Legg Mason Capital Management Value Fund	995,377
95,183	Neuberger Berman Partners Fund	2,506,160
63,954	Oakmark Fund	2,595,240
199,183	Oakmark International Fund	3,535,497
131,890	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)	1,222,617
75,200	Rydex S&P Equal Weight Fund	3,286,992
18,700	SPDR S&P MidCap 400 ETF	2,788,731
198,973	T. Rowe Price International Stock Fund	2,550,839
125,065	Yacktman Fund	2,049,814
	Total Class 3 Funds
	(Cost $29,758,522)	37,951,399
	Class 4 Funds: 3.9%^
87,780	Merger Fund	1,381,660
28,927	Permanent Portfolio Fund	1,183,415
	Total Class 4 Funds
	(Cost $2,308,067)	2,565,075
	Class 5 Funds: 34.4%^
112,556	Eaton Vance Floating Rate Fund	1,002,872
193,280	Federated Ultrashort Bond Fund	1,774,315
30,450	iShares Barclays 1-3 Year Treasury Bond Fund	2,543,793
30,600	iShares Barclays 3-7 Year Treasury Bond Fund	3,426,588
162,547	Loomis Sayles Bond Fund	2,275,653
382,462	MainStay High Yield Corporate Bond Fund	2,210,628
218,284	Metropolitan West Low Duration Bond Fund	1,829,221
139,931	Metropolitan West Total Return Bond Fund	1,446,886
110,508	PIMCO Foreign Bond Fund (US Dollar-Hedged)	1,154,808
176,845	PIMCO Total Return Fund	1,968,288
7,000	Vanguard Total Bond Market ETF	558,740
119,620	Wells Fargo Ultra Short-Term Income Fund	1,020,363
129,710	Western Asset Core Bond Fund	1,452,749
	Total Class 5 Funds
	(Cost $21,531,235)	22,664,904
	Total Investment Companies
	(Cost $53,597,824)	63,181,378

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENTS: 4.2%
2,796,063	AIM STIT - Treasury Portfolio, 0.0400%1	$2,796,063
	Total Short-Term Investments
	(Cost $2,796,063)	2,796,063
	Total Investments: 100.0%
	(Cost $56,393,887)	65,977,441
	Other Assets in Excess of Liabilities: 0.0%	18,819
	Net Assets 100.0%	$65,996,260

1	Seven-day yield.
*	Non-income producing.
^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market.  These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Schedule of Investments at April 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 95.3%
	Class 4 Funds: 10.3%^
507,641	Merger Fund	$7,990,275
190,280	Permanent Portfolio Fund	7,784,352
	Total Class 4 Funds
	(Cost $14,129,603)	15,774,627
	Class 5 Funds: 85.0%^
898,679	Eaton Vance Floating Rate Fund	8,007,230
662,495	Federated Ultrashort Bond Fund	6,081,701
748,210	FPA New Income Fund	8,230,306
180,600	iShares Barclays 1-3 Year Treasury Bond Fund	15,087,324
119,300	iShares Barclays 3-7 Year Treasury Bond Fund	13,359,214
1,197,445	John Hancock Strategic Income Fund	7,819,313
816,677	Loomis Sayles Bond Fund	11,433,478
2,459,286	MainStay High Yield Corporate Bond Fund	14,214,671
752,127	Metropolitan West Low Duration Bond Fund	6,302,822
590,780	Metropolitan West Total Return Bond Fund	6,108,662
728,890	PIMCO Foreign Bond Fund (US Dollar-Hedged)	7,616,905
691,651	PIMCO Total Return Fund	7,698,076
42,500	Vanguard Total Bond Market ETF	3,392,350
93,446	Weitz Short-Intermediate Income Fund	1,154,988
720,587	Wells Fargo Ultra Short-Term Income Fund	6,146,604
683,678	Western Asset Core Bond Fund	7,657,196
	Total Class 5 Funds
	(Cost $122,360,956)	130,310,840
	Total Investment Companies
	(Cost $136,490,559)	146,085,467
	SHORT-TERM INVESTMENTS: 4.6%
7,070,108	AIM STIT - Treasury Portfolio, 0.0400%1	7,070,108
	Total Short-Term Investments
	(Cost $7,070,108)	7,070,108
	Total Investments: 99.9%
	(Cost $143,560,667)	153,155,575
	Other Assets in Excess of Liabilities: 0.1%	87,784
	Net Assets: 100.0%	$153,243,359

1	Seven-day yield.
^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market.  These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 1 & 2 Funds: 87.1%^
19,500	Claymore/BNY Mellon BRIC Fund	$825,630
21,270	iShares Morningstar Small Value Fund	1,662,676
34,900	iShares MSCI BRIC Index Fund	1,590,044
54,050	iShares MSCI Pacific ex-Japan Index Fund	2,283,613
13,200	iShares Russell 2000 Index Fund	944,856
12,500	iShares Russell 2000 Value Index Fund	852,375
18,300	iShares Russell MidCap Index Fund	1,696,044
52,020	iShares S&P Latin America 40 Index Fund	2,490,718
9,600	iShares S&P MidCap 400 Growth Fund	846,048
23,850	iShares S&P Small Cap 600 Index Fund	1,500,404
12,550	iShares S&P SmallCap 600 Value Index Fund	858,169
64,600	iShares S&P U.S. Preferred Stock Index Fund	2,489,038
109,400	PowerShares DB Base Metal Fund*	2,352,100
37,900	Rydex S&P Midcap 400 Pure Growth ETF	2,501,400
58,750	Vanguard Emerging Markets ETF	2,471,025
25,200	Vanguard Small-Cap ETF	1,676,052
25,726	Vanguard Small-Cap Value ETF	1,640,290
	Total Class 1 & 2 Funds
	(Cost $26,924,829)	28,680,482
	Class 3 Funds: 12.7%^
20,200	iShares Russell MidCap Value Index Fund	850,622
10,400	iShares S&P MidCap 400 Index Fund	854,360
57,100	Rydex S&P Equal Weight Fund	2,495,840
	Total Class 3 Funds
	(Cost $4,087,684)	4,200,822
	Total Investment Companies
	(Cost $31,012,513)	32,881,304

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENTS: 0.0%
806	AIM STIT - Treasury Portfolio, 0.0400%1	$806
	Total Short-Term Investments
	(Cost $806)	806
	Total Investments: 99.8%
	(Cost $31,013,319)	32,882,110
	Other Assets in Excess of Liabilities: 0.2%	59,314
	Net Assets: 100.0%	$32,941,424

1	Seven-day yield
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Class 1 & 2 Funds: 31.0%^
1,600	Claymore/BNY Mellon BRIC Fund	$67,744
1,700	iShares Morningstar Small Value Fund	132,889
2,850	iShares MSCI BRIC Index Fund	129,846
11,700	iShares MSCI EAFE Small Cap Index Fund	440,271
4,470	iShares MSCI Pacific ex-Japan Index Fund	188,858
1,050	iShares Russell 2000 Index Fund	75,159
1,000	iShares Russell 2000 Value Index Fund	68,190
1,350	iShares Russell MidCap Index Fund	125,118
4,040	iShares S&P Latin America 40 Index Fund	193,435
700	iShares S&P MidCap 400 Growth Fund	61,691
1,900	iShares S&P Small Cap 600 Index Fund	119,529
1,000	iShares S&P SmallCap 600 Value Index Fund	68,380
5,200	iShares S&P U.S. Preferred Stock Index Fund	200,356
9,000	PowerShares DB Base Metal Fund*	193,500
3,100	Rydex S&P Midcap 400 Pure Growth ETF	204,600
4,600	Vanguard Emerging Markets ETF	193,476
2,000	Vanguard Small-Cap ETF	133,020
2,250	Vanguard Small-Cap Value ETF	143,460
	Total Class 1 & 2 Funds
	(Cost $2,607,451)	2,739,522
	Class 3 Funds: 69.0%^
15,100	Claymore/Sabrient Insider Fund	442,732
23,300	Claymore/Zacks Multi-Asset Income Fund	444,098
21,100	iShares Russell MidCap Value Index Fund	888,521
10,200	iShares S&P MidCap 400 Value Index Fund	762,960
16,600	PowerShares FTSE RAFI U.S. 1000 Portfolio	880,298
25,250	Rydex S&P Equal Weight Fund	1,103,678
7,450	SPDR S&P MidCap 400 ETF	1,111,019
8,500	SPDR International Dividend ETF	451,604
	Total Class 3 Funds
	(Cost $5,183,649)	6,084,910
	Total Investment Companies
	(Cost $7,791,100)	8,824,432

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENTS: 0.6%
48,998	AIM STIT - Treasury Portfolio, 0.0400%1	$48,998
	Total Short-Term Investments
	(Cost $48,998)	48,998
	Total Investments: 100.6%
	(Cost $7,840,098)	8,873,430
	Liabilities in Excess of Other Assets: (0.6)%	(51,014)
	Net Assets: 100.0%	$8,822,416

1	Seven-day yield.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 73.9%
	Class 1 & 2 Funds: 10.9%^
50,000	iShares Russell 2000 Index Fund2	$3,579,000
	Total Class 1 & 2 Funds
	(Cost $3,587,757)	3,579,000
	Class 3 Funds: 63.0%^
81,690	AllianceBernstein Small/Mid Cap Value Fund	1,375,663
30,895	Ariel Fund	1,370,482
46,246	Claymore/Sabrient Insider Fund	1,355,933
69,800	Claymore/Zacks Multi-Asset Income Fund	1,330,388
33,196	Oakmark Fund	1,347,087
75,038	Oakmark International Fund	1,331,921
136,165	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)	1,262,249
30,654	Rydex S&P Equal Weight Fund	1,339,886
58,150	SPDR S&P MidCap 400 ETF2	8,671,910
81,717	Yacktman Fund	1,339,336
	Total Class 3 Funds
	(Cost $17,263,303)	20,724,855
	Total Investment Companies
	(Cost $20,851,060)	24,303,855

Contracts (100 shares per contract)
	PURCHASED OPTIONS: 1.1%
	Put Options: 1.1%
540	SPDR S&P 500 ETF, Expiration 5/22/10, Strike Price $117*	78,300
1,100	SPDR S&P 500 ETF, Expiration 5/22/10, Strike Price $120*	284,900
	Total Purchased Options
	(Cost $281,863)	363,200

Shares
	SHORT-TERM INVESTMENTS: 25.7%
1,453,968	AIM STIT - Treasury Portfolio, 0.0400%1	1,453,968
1,500,000	US Treasury Bill, Maturity Date 5/20/10, 0.0014%	1,499,964
500,000	US Treasury Bill, Maturity Date 6/10/10, 0.0015%	499,974
1,500,000	US Treasury Bill, Maturity Date 8/12/10, 0.0016%	1,499,361
3,500,000	US Treasury Bill, Maturity Date 8/26/10, 0.0019%	3,498,023
	Total Short-Term Investments
	(Cost $8,451,711)	8,451,290
	Total Investments: 100.7%
	(Cost $29,584,634)	33,118,345
	Liabilities in Excess of Other Assets: (0.7)%	(212,713)
	Net Assets: 100.0%	$32,905,632

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Schedule of Investments at April 30, 2010 (Unaudited), Continued

1	Seven-day yield.
2	Held in connection with open written call options.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

Schedule of Options Written at April 30, 2010 (Unaudited)

	CALL OPTIONS WRITTEN
Contracts (100 shares per contract)		Value
500	iShares Russell 2000 Index Fund, Expiration 5/22/10, Strike Price $72	$(78,500)
577	SPDR S&P MidCap 400 ETF, Expiration 5/22/10, Strike Price $152	(109,630)
	Total Call Options Written
	(Premiums received $198,285)	$(188,130)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Schedule of Investments at April 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 83.8%
	Class 1 & 2 Funds: 8.6%^
5,501	Hodges Fund*	$115,842
6,000	iShares Russell 2000 Index Fund2	429,480
	Total Class 1 & 2 Funds
	(Cost $530,531)	545,322
	Class 3 Funds: 35.4%^
8,765	AllianceBernstein Small/Mid Cap Value Fund	147,607
3,363	Ariel Fund	149,169
4,970	Claymore/Sabrient Insider Fund	145,720
7,400	Claymore/Zacks Multi-Asset Income Fund	141,044
3,283	Fairholme Fund	115,561
3,480	Oakmark Fund	141,225
8,178	Oakmark International Fund	145,155
14,750	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)	136,732
3,222	Rydex S&P Equal Weight Fund	140,834
6,000	SPDR S&P MidCap 400 ETF2	894,780
5,579	Yacktman Fund	91,443
	Total Class 3 Funds
	(Cost $1,952,488)	2,249,270
	Class 4 Funds: 3.9%^
8,429	Merger Fund	132,675
2,825	Permanent Portfolio Fund	115,557
	Total Class 4 Funds
	(Cost $225,287)	248,232
	Class 5 Funds: 35.9%^
19,165	Eaton Vance Floating Rate Fund	170,762
16,235	FPA New Income Fund	178,590
2,050	iShares Barclays 1-3 Year Treasury Bond Fund	171,257
2,700	iShares Barclays 3-7 Year Treasury Bond Fund	302,346
15,424	John Hancock Strategic Income Fund	101,025
16,291	Loomis Sayles Bond Fund	228,081
38,597	MainStay High Yield Corporate Bond Fund	223,091
25,169	Metropolitan West Low Duration Bond Fund	210,914
8,516	Metropolitan West Total Return Bond Fund	88,055
14,905	PIMCO Foreign Bond Fund (US Dollar-Hedged)	155,752
10,567	PIMCO Total Return Fund	117,609
2,200	Vanguard Total Bond Market ETF	175,604
13,476	Western Asset Core Bond Fund	150,932
	Total Class 5 Funds
	(Cost $2,147,708)	2,274,018
	Total Investment Companies
	(Cost $4,856,014)	5,316,842

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Schedule of Investments at April 30, 2010 (Unaudited), Continued

Contracts (100 shares per contract)		Value
	PURCHASED OPTIONS: 0.7%
	Put Options: 0.7%
60	SPDR S&P 500 ETF, Expiration 5/22/10, Strike Price $117*	$8,700
130	SPDR S&P 500 ETF, Expiration 5/22/10, Strike Price $120*	33,670
	Total Purchased Options
	(Cost $32,668)	42,370

Shares
	SHORT-TERM INVESTMENTS: 15.8%
227,213	AIM STIT - Treasury Portfolio, 0.0400%1	227,213
175,000	US Treasury Bill, Maturity Date 5/20/10, 0.0014%	174,996
100,000	US Treasury Bill, Maturity Date 6/10/10, 0.0015%	99,995
500,000	US Treasury Bill, Maturity Date 8/26/10, 0.0019%	499,718
	Total Short-Term Investments
	(Cost $1,001,960)	1,001,922
	Total Investments: 100.3%
	(Cost $5,890,642)	6,361,134
	Liabilities in Excess of Other Assets: (0.3)%	(17,399)
	Net Assets: 100.0%	$6,343,735

1	Seven-day yield.
2	Held in connection with open written call options.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market.  These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

Schedule of Options Written at April 30, 2010 (Unaudited)

	CALL OPTIONS WRITTEN
Contracts (100 shares per contract)		Value
60	iShares Russell 2000 Index Fund, Expiration 5/22/10, Strike Price $72	$(9,420)
53	SPDR S&P MidCap 400 ETF, Expiration 5/22/10, Strike Price $152	(10,070)
	Total Call Options Written
	(Premiums received $20,067)	$(19,490)

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

(This Page Intentionally Left Blank.)

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FundX Upgrader Funds

Statements of Assets and Liabilities at April 30, 2010 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
ASSETS
Investments in securities, at value (identified cost $337,347,679,
$99,842,865, $56,393,887 and $143,560,667, respectively)	$417,267,603	$122,295,889	$65,977,441	$153,155,575
Receivables:
Investment securities sold	—	216,356	—	—
Fund shares sold	257,947	31,292	127,506	225,320
Dividends and interest	31	23	42,238	291,624
Other receivables	10,826	3,800	—	1,422
Prepaid expenses	10,028	10,392	14,246	20,809
Total assets	417,546,435	122,557,752	66,161,431	153,694,750

LIABILITIES
Payables:
Investment securities purchased	296,039	—	43,100	297,152
Fund shares redeemed	213,548	84,031	47,538	15,525
Investment advisory fees, net	344,195	102,197	53,154	86,910
Adminstration fees	19,685	6,203	3,170	7,704
Custody fees	2,669	3,068	515	1,434
Fund accounting fees	5,199	9,266	1,368	5,461
Transfer agent fees	26,424	12,496	2,950	15,460
Chief Compliance Officer fees	552	609	398	370
Other accrued expenses	27,758	22,116	12,978	21,375
Total liabilities	936,069	239,986	165,171	451,391

NET ASSETS	$416,610,366	$122,317,766	$65,996,260	$153,243,359

Net assets applicable to shares outstanding	416,610,366	122,317,766	65,996,260	153,243,359
Shares outstanding; unlimited number
of shares authorized without par value	12,968,623	3,332,009	2,082,775	4,973,589
Net asset value, offering and redemption price per share	$32.12	$36.71	$31.69	$30.81

COMPONENTS OF NET ASSETS
Paid-in capital	539,712,803	167,231,896	69,766,468	143,418,776
Undistributed net investment income	1,148,086	431,116	79,960	1,136,099
Accumulated net realized loss on investments	(204,170,447)	(67,798,270)	(13,433,722)	(906,424)
Net unrealized appreciation on investments	79,919,924	22,453,024	9,583,554	9,594,908
Net assets	$416,610,366	$122,317,766	$65,996,260	$153,243,359

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

Statements of Assets and Liabilities at April 30, 2010 (Unaudited), Continued

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
ASSETS
Investments in securities, at value (identified cost $31,013,319,
$7,840,098, $29,584,634 and $5,890,642, respectively)	$32,882,110	$8,873,430	$33,118,345	$6,361,134
Receivables:
Investment securities sold	88,627	—	—	—
Fund shares sold	6,100	20,000	—	—
Dividends and interest	4	1	91	4,667
Due from advisor, net	—	—	—	326
Other receivables	—	—	2,193	—
Prepaid expenses	23,606	20,248	30,332	18,241
Total assets	33,000,447	8,913,679	33,150,961	6,384,368

LIABILITIES
Call options written, at value
(Premiums received of $198,285 and $20,067, respectively)	—	—	188,130	19,490
Payables:
Investment securities purchased	—	38,080	—	4,742
Fund shares redeemed	3,841	31,810	2,980	—
Investment advisory fees, net	28,214	1,824	27,076	—
Adminstration fees	1,736	1,257	2,116	1,000
Custody fees	1,023	1,381	565	842
Fund accounting fees	1,844	721	377	328
Transfer agent fees	5,281	3,663	7,718	3,031
Chief Compliance Officer fees	339	364	375	270
Other accrued expenses	16,745	12,163	15,992	10,930
Total liabilities	59,023	91,263	245,329	40,633

NET ASSETS	$32,941,424	$8,822,416	$32,905,632	$6,343,735

Net assets applicable to shares outstanding	32,941,424	8,822,416	32,905,632	6,343,735
Shares outstanding; unlimited number
of shares authorized without par value	1,426,453	443,538	1,931,651	241,850
Net asset value, offering and redemption price per share	$23.09	$19.89	$17.03	$26.23

COMPONENTS OF NET ASSETS
Paid-in capital	55,061,091	14,106,749	73,889,778	6,010,698
Undistributed (accumulated) net investment income (loss)	149,187	7,948	(126,833)	2,138
Accumulated net realized loss on investments	(24,137,645)	(6,325,613)	(44,401,179)	(140,170)
Net unrealized appreciation on investments	1,868,791	1,033,332	3,543,866	471,069
Net assets	$32,941,424	$8,822,416	$32,905,632	$6,343,735

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Operations For the Six Months Ended April 30, 2010 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
INVESTMENT INCOME
Dividends	$3,579,379	$1,233,812	$882,737	$3,039,899
Interest	179	66	164	977
Total investment income	3,579,558	1,233,878	882,901	3,040,876

EXPENSES
Investment advisory fees	1,987,495	613,811	293,177	547,859
Transfer agent fees	187,650	72,072	34,563	82,681
Administration fees	108,426	33,475	16,001	42,643
Fund accounting fees	57,177	21,585	8,831	22,614
Registration fees	24,472	13,350	10,440	20,883
Custody fees	20,875	7,766	3,365	7,609
Reports to shareholders	20,699	17,553	8,346	11,675
Audit fees	10,755	10,272	8,833	9,079
Trustee fees	4,521	3,874	2,977	4,305
Insurance expense	2,599	1,709	959	1,561
Chief Compliance Officer fees	2,444	2,466	2,524	2,488
Legal fees	1,665	1,536	1,714	1,252
Miscellaneous expenses	1,488	2,275	1,672	1,145
Interest expense	1,093	1,010	115	1,324
Total expenses	2,431,359	802,754	393,517	757,118
Net investment income	1,148,199	431,124	489,384	2,283,758

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	20,634,606	8,319,835	2,059,899	4,308,788
Capital gain distributions from investment companies	119,582	50,362	106,658	508,096
Change in net unrealized appreciation on investments	41,425,178	11,047,426	4,095,799	754,784
Net realized and unrealized gain on investments	62,179,366	19,417,623	6,262,356	5,571,668
Net increase in net assets resulting from operations	$63,327,565	$19,848,747	$6,751,740	$7,855,426

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

Statements of Operations For the Six Months Ended April 30, 2010 (Unaudited), Continued

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
INVESTMENT INCOME
Dividends	$523,976	$124,675	$843,563	$107,578
Interest	17	6	2,312	235
Total investment income	523,993	124,681	845,875	107,813

EXPENSES
Investment advisory fees	179,691	44,530	254,500	35,306
Transfer agent fees	25,264	12,835	33,374	9,208
Registration fees	10,815	7,977	7,130	2,595
Administration fees	9,793	4,959	13,846	3,720
Reports to shareholders	8,873	5,378	8,114	4,510
Audit fees	8,871	8,738	7,886	7,860
Fund accounting fees	5,992	1,929	9,350	1,621
Custody fees	3,830	3,541	7,470	5,432
Trustee fees	2,765	2,327	2,982	1,834
Chief Compliance Officer fees	2,565	2,556	2,518	2,755
Legal fees	1,931	1,953	3,353	2,043
Miscellaneous expenses	1,159	797	1,471	788
Interest expense	985	270	179	6
Insurance expense	793	683	1,167	94
Total expenses	263,327	98,473	353,340	77,772
Less: fees waived	—	(31,594)	—	(25,064)
Net expenses	263,327	66,879	353,340	52,708
Net investment income	260,666	57,802	492,535	55,105

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,564,975	826,347	1,632,839	(86,171)
Net realized gain on written options	—	—	530,378	29,997
Capital gain distributions from investment companies	—	—	70,920	16,119
Change in net unrealized appreciation (depreciation) on investments	296,906	446,200	(1,225,174)	189,708
Net realized and unrealized gain on investments	3,861,881	1,272,547	1,008,963	149,653
Net increase in net assets resulting from operations	$4,122,547	$1,330,349	$1,501,498	$204,758

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,148,199	$1,938,197
Net realized gain (loss) on investments	20,634,606	(162,936,254)
Capital gain distributions from investment companies	119,582	2,528,867
Change in net unrealized appreciation (depreciation) on investments	41,425,178	168,371,477
Net increase in net assets resulting from operations	63,327,565	9,902,287

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,916,264)	(22,046)
Total distributions to shareholders	(1,916,264)	(22,046)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a) (b)	(30,181,955)	(96,081,883)
Total increase (decrease) in net assets	31,229,346	(86,201,642)

NET ASSETS
Beginning of period/year	385,381,020	471,582,662
End of period/year	$416,610,366	$385,381,020
Undistributed net investment income	$1,148,086	$1,916,151

(a)	Summary of capital share transactions is as follows:

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,414,157	$42,574,299	3,972,045	$96,880,841
Shares issued in reinvestment of distributions	61,766	1,875,223	864	21,373
Shares redeemed (b)	(2,485,789)	(74,631,477)	(8,330,409)	(192,984,097)
Net decrease	(1,009,866)	$(30,181,955)	(4,357,500)	$(96,081,883)

(b)	Net of redemption fees of $17,781 and $57,286, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$431,124	$487,176
Net realized gain (loss) on investments	8,319,835	(50,015,480)
Capital gain distributions from investment companies	50,362	490,704
Change in net unrealized appreciation (depreciation) on investments	11,047,426	52,100,024
Net increase in net assets resulting from operations	19,848,747	3,062,424

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(485,386)	(1,798)
Total distributions to shareholders	(485,386)	(1,798)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)(b)	(19,598,340)	(37,706,091)
Total decrease in net assets	(234,979)	(34,645,465)

NET ASSETS
Beginning of period/year	122,552,745	157,198,210
End of period/year	$122,317,766	$122,552,745
Undistributed net investment income	$431,116	$485,378

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2010		Year Ended
	(Unaudited)		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	344,524	$11,853,605	1,262,475	$35,027,553
Shares issued in reinvestment of distributions	13,638	477,041	63	1,777
Shares redeemed (b)	(925,192)	(31,928,986)	(2,740,154)	(72,735,421)
Net decrease	(567,030)	$(19,598,340)	(1,477,616)	$(37,706,091)

(b)	Net of redemption fees of $6,430 and $20,252, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX Conservative Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$489,384	$932,385
Net realized gain (loss) on investments	2,059,899	(12,553,408)
Capital gain distributions from investment companies	106,658	669,576
Change in net unrealized appreciation (depreciation) on investments	4,095,799	15,223,369
Net increase in net assets resulting from operations	6,751,740	4,271,922

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(644,499)	(868,051)
Total distributions to shareholders	(644,499)	(868,051)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)(b)	5,459,616	(10,440,323)
Total increase (decrease) in net assets	11,566,857	(7,036,452)

NET ASSETS
Beginning of period/year	54,429,403	61,465,855
End of period/year	$65,996,260	$54,429,403
Undistributed net investment income	$79,960	$235,075

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2010		Year Ended
	(Unaudited)		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	491,707	$14,934,037	679,853	$17,523,867
Shares issued in reinvestment of distributions	20,914	630,974	32,460	826,772
Shares redeemed (b)	(335,619)	(10,105,395)	(1,149,347)	(28,790,962)
Net increase (decrease)	177,002	$5,459,616	(437,034)	$(10,440,323)

(b)	Net of redemption fees of $101 and $4,222, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX Flexible Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,283,758	$4,551,272
Net realized gain (loss) on investments	4,308,788	(2,549,375)
Capital gain distributions from investment companies	508,096	1,114,603
Change in net unrealized appreciation (depreciation) on investments	754,784	11,162,506
Net increase in net assets resulting from operations	7,855,426	14,279,006

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,153,077)	(5,628,578)
Total distributions to shareholders	(4,153,077)	(5,628,578)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)(b)	(16,671,052)	10,952,049
Total increase (decrease) in net assets	(12,968,703)	19,602,477

NET ASSETS
Beginning of period/year	166,212,062	146,609,585
End of period/year	$153,243,359	$166,212,062
Undistributed net investment income	$1,136,099	$3,005,418

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2010		Year Ended
	(Unaudited)		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,348,559	$40,930,457	3,770,137	$107,313,875
Shares issued in reinvestment of distributions	136,957	4,104,601	198,108	5,535,133
Shares redeemed (b)	(2,038,901)	(61,706,110)	(3,552,502)	(101,896,959)
Net increase (decrease)	(553,385)	$(16,671,052)	415,743	$10,952,049

(b)	Net of redemption fees of $6,032 and $16,424, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$260,666	$193,202
Net realized gain (loss) on investments	3,564,975	(10,455,094)
Change in net unrealized appreciation (depreciation) on investments	296,906	11,795,304
Net increase in net assets resulting from operations	4,122,547	1,533,412

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(304,681)	—
Total distributions to shareholders	(304,681)	—

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(8,961,436)	(6,976,806)
Total decrease in net assets	(5,143,570)	(5,443,394)

NET ASSETS
Beginning of period/year	38,084,994	43,528,388
End of period/year	$32,941,424	$38,084,994
Undistributed net investment income	$149,187	$193,202

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2010		Year Ended
	(Unaudited)		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	339,039	$7,522,489	1,296,419	$24,126,383
Shares issued in reinvestment of distributions	13,319	300,887	—	—
Shares redeemed	(773,659)	(16,784,812)	(1,732,773)	(31,103,189)
Net decrease	(421,301)	$(8,961,436)	(436,354)	$(6,976,806)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$57,802	$155,017
Net realized gain (loss) on investments	826,347	(3,914,321)
Change in net unrealized appreciation (depreciation) on investments	446,200	3,160,094
Net increase (decrease) in net assets resulting from operations	1,330,349	(599,210)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(136,104)	(68,767)
Total distributions to shareholders	(136,104)	(68,767)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(2,015,896)	(2,743,483)
Total decrease in net assets	(821,651)	(3,411,460)

NET ASSETS
Beginning of period/year	9,644,067	13,055,527
End of period/year	$8,822,416	$9,644,067
Undistributed net investment income	$7,948	$86,250

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2010		Year Ended
	(Unaudited)		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	63,896	$1,202,441	713,042	$11,219,348
Shares issued in reinvestment of distributions	7,236	135,240	4,198	67,923
Shares redeemed	(181,163)	(3,353,577)	(933,657)	(14,030,754)
Net decrease	(110,031)	$(2,015,896)	(216,417)	$(2,743,483)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$492,535	$602,466
Net realized gain (loss) on investments	1,632,839	(27,562,493)
Net realized gain on written options	530,378	24,994
Capital gain distributions from regulated investment companies	70,920	229,485
Change in net unrealized appreciation (depreciation) on investments	(1,225,174)	24,672,102
Net increase (decrease) in net assets resulting from operations	1,501,498	(2,033,446)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(817,013)	(411,024)
Total distributions to shareholders	(817,013)	(411,024)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)(b)	(45,632,905)	(330,588)
Total decrease in net assets	(44,948,420)	(2,775,058)

NET ASSETS
Beginning of period/year	77,854,052	80,629,110
End of period/year	$32,905,632	$77,854,052
Undistributed (accumulated) net investment income (loss)	$(126,833)	$197,645

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2010		Year Ended
	(Unaudited)		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	290,679	$4,940,543	4,509,425	$71,999,529
Shares issued in reinvestment of dividends	48,191	815,394	24,365	409,824
Shares redeemed (b)	(3,028,804)	(51,388,842)	(4,515,582)	(72,739,941)
Net increase (decrease)	(2,689,934)	$(45,632,905)	18,208	$(330,588)

(b)	Net of redemption fees of $224 and $8,685, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2010	Period Ended
	(Unaudited)	October 31, 2009*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$55,105	$17,177
Net realized loss on investments	(86,171)	(101,139)
Net realized gain on written options	29,997	1,000
Capital gain distributions from investment companies	16,119	24
Change in net unrealized appreciation (depreciation) on investments	189,708	281,361
Net increase in net assets resulting from operations	204,758	198,423

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(70,144)	—
Total distributions to shareholders	(70,144)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)(b)	(935,061)	6,945,759
Total increase (decrease) in net assets	(800,447)	7,144,182

NET ASSETS
Beginning of period	7,144,182	—
End of period	$6,343,735	$7,144,182
Undistributed net investment income	$2,138	$17,177

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009*
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	35,937	$932,014	286,749	$7,176,701
Shares issued in reinvestment of distributions	2,700	69,942	—	—
Shares redeemed (b)	(74,587)	(1,937,017)	(8,949)	(230,942)
Net increase (decrease)	(35,950)	$(935,061)	277,800	$6,945,759

(b)	Net of redemption fees of $1,081 and $36, respectively.
*	Fund commenced operations on May 29, 2009.

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2010		Years Ended October 31,
	(Unaudited)		2009	2008		2007	2006	2005
Net asset value, beginning of period/year	$27.57		$25.72	$49.65		$40.54	$35.62	$31.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.09		0.14	0.74		0.42	(0.03)	0.30
Net realized and unrealized gain (loss) on investments	4.60		1.71	(20.21)		11.70	7.17	4.58
Total from investment operations	4.69		1.85	(19.47)		12.12	7.14	4.88

LESS DISTRIBUTIONS:
From net investment income	(0.14)		0.00 (3)	(0.74)		(0.42)	(0.01)	(0.29)
From net realized gain	—		—	(3.60)		(2.59)	(2.22)	(0.42)
Distribution in excess	—		—	(0.12)		—	—	—
Total distributions	(0.14)		0.00 (3)	(4.46)		(3.01)	(2.23)	(0.71)
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	0.01	0.01
Net asset value, end of period/year	$32.12		$27.57	$25.72		$49.65	$40.54	$35.62
Total return	17.04	%^	7.20%	(42.67	)%(2)	31.55%	20.70%	15.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$416.6		$385.4	$471.5		$941.3	$656.0	$338.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.22	%+	1.25%	1.16%		1.15%	1.23%	1.27%
After expenses absorbed(5)	1.22	%+	1.20%	1.11%		1.11%	1.19%	1.27%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	0.58	%+	0.47%	1.78%		0.85%	(0.14%)	0.84%
After expenses absorbed(6)	0.58	%+	0.52%	1.83%		0.89%	(0.10%)	0.84%
Portfolio turnover rate	52	%^	201%	167%		84%	112%	129%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (42.69)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.22%, 1.25%, 1.16%, 1.15% and 1.23% for the six months/years ended April 30, 2010, October 31,2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(6)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.58%, 0.47%, 1.77%, 0.85% and (0.14)% for the six months/years ended April 30, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2010		Years Ended October 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period/year	$31.43		$29.24	$58.51	$44.20	$38.09	$32.60

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.13		0.12	0.84	0.37	(0.04)	0.18
Net realized and unrealized gain (loss) on investments	5.28		2.07	(24.84)	15.86	7.67	6.05
Total from investment operations	5.41		2.19	(24.00)	16.23	7.63	6.23

LESS DISTRIBUTIONS:
From net investment income	(0.13)		0.00 (2)	(0.84)	(0.36)	—	(0.31)
From net realized gain	—		—	(4.23)	(1.58)	(1.58)	(0.45)
Distributions in excess	—		—	(0.21)	—	—	—
Total distributions	(0.13)		0.00 (2)	(5.28)	(1.94)	(1.58)	(0.76)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.01	0.02	0.06	0.02
Net asset value, end of period/year	$36.71		$31.43	$29.24	$58.51	44.20	$38.09
Total return	17.23	%^	7.49%	(44.63)%	37.99%	20.52%	19.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$122.3		$122.6	$157.2	$330.1	$234.8	$70.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.31	%+	1.33%	1.23%	1.24%	1.28%	1.42%
After fees waived or recouped(4)	1.31	%+	1.30%	1.20%	1.20%	1.27%	1.50%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.70	%+	0.36%	1.76%	0.70%	(0.14%)	0.42%
After fees waived or recouped(5)	0.70	%+	0.39%	1.79%	0.74%	(0.13%)	0.34%
Portfolio turnover rate	49	%^	213%	181%	95%	119%	116%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.31%, 1.33%, 1.23%, 1.24% and 1.31% for the six months/years ended April 30, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(5)
Excluding expenses paid indirectly, the ratio of net investment loss to average net assets would have been 0.70%, 0.36%, 1.76%, 0.70% and (0.18)% for the six months/years ended April 30, 2010, October 31, 2009, October 31, 2008 and October 31, 2007, respectively.  (Note 3)

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX Conservative Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2010		Years Ended October 31,
	(Unaudited)		2009	2008		2007	2006	2005
Net asset value, beginning of period/year	$28.56		$26.24	$40.09		$35.89	$32.11	$30.06

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.26		0.42	0.71		0.55	0.25	0.56
Net realized and unrealized gain (loss) on investments	3.21		2.27	(11.00)		5.55	5.28	2.65
Total from investment operations	3.47		2.69	(10.29)		6.10	5.53	3.21

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.37)	(0.76)		(0.43)	(0.32)	(0.49)
From net realized gain	—		—	(2.81)		(1.48)	(1.44)	(0.67)
Total distributions	(0.34)		(0.37)	(3.57)		(1.91)	(1.76)	(1.16)
Paid-in capital from redemptions fees (Note 2)	0.00	(3)	0.00 (3)	0.01		0.01	0.01	0.00 (3)
Net asset value, end of period/year	$31.69		$28.56	$26.24		$40.09	$35.89	$32.11
Total return	12.22	%^	10.44%	(27.81	)%(2)	17.68%	17.82%	10.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$66.0		$54.4	$61.5		$104.6	$78.3	$43.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.34	%+	1.36%	1.29%		1.27%	1.36%	1.48%
After fees absorbed or recouped(5)	1.34	%+	1.32%	1.24%		1.25%	1.45%	1.50%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.67	%+	1.68%	2.10%		1.34%	0.72%	1.59%
After fees absorbed or recouped(6)	1.67	%+	1.72%	2.15%		1.36%	0.63%	1.57%
Portfolio turnover rate	49	%^	137%	156%		101%	111%	107%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (27.83)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.34%, 1.36%, 1.29%, 1.30% and 1.50% for the six months/years ended April 30, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(6)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.67%, 1.68%, 2.10%, 1.30% and 0.58% for the six months/years ended April 30, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX Flexible Income Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2010		Years Ended October 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period/year	$30.07		$28.68	$30.93	$29.46	$28.33	$28.71

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.42		1.07	1.04	1.08	1.23	1.10
Net realized and unrealized gain (loss) on investments	1.05		1.65	(2.05)	1.35	0.99	(0.34)
Total from investment operations	1.47		2.72	(1.01)	2.43	2.22	0.76

LESS DISTRIBUTIONS:
From net investment income	(0.73)		(1.33)	(0.38)	(0.96)	(1.09)	(1.09)
From net realized gain	—		—	(0.86)	—	—	(0.06)
Total distributions	(0.73)		(1.33)	(1.24)	(0.96)	(1.09)	(1.15)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01
Net asset value, end of period/year	$30.81		$30.07	$28.68	$30.93	$29.46	$28.33
Total return	4.97	%^	9.86%	(3.39)%	8.43%	8.06%	2.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$153.2		$166.2	$146.6	$133.2	$70.2	$38.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	0.97	%+	0.97%	0.93%	0.95%	1.09%	1.27%
After fees waived/recouped and expenses absorbed(4)	0.97	%+	0.97%	0.94%	0.93%	0.93%	0.99%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	2.92	%+	3.03%	3.82%	4.33%	4.54%	4.08%
After fees waived/recouped and expenses absorbed(5)	2.92	%+	3.03%	3.81%	4.35%	4.70%	4.36%
Portfolio turnover rate	45	%^	124%	125%	51%	76%	83%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 0.97%%, 0.99%, 0.99%, 0.99% and 0.99% for the six months/years ended April 30, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

(5)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.92%, 3.01%, 3.76%, 4.29% and 4.64% for the six months/years ended April 30,2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.  (Note 3)

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX ETF Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2010		Years Ended October 31,		Period Ended
	(Unaudited)		2009	2008	October 31, 2007*
Net asset value, beginning of period/year	$20.61		$19.06	$33.59	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.17		0.10	0.30	(0.06)
Net realized and unrealized gain (loss) on investments	2.48		1.45	(14.28)	8.65
Total from investment operations	2.65		1.55	(13.98)	8.59

LESS DISTRIBUTIONS:
From net investment income	(0.17)		—	(0.30)	—
From net realized gain	—		—	(0.09)	—
Distribution in excess	—		—	(0.16)	—
Total distributions	(0.17)		—	(0.55)	—
Paid-in capital from redemption fees (Note 2)	—		—	0.00 (2)	0.00	(2)
Net asset value, end of period/year	$23.09		$20.61	$19.06	$33.59
Total return	12.87	%^	8.13%	(42.24)%	34.36	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$32.9		$38.1	$43.5	$51.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.47	%+	1.46%	1.33%	1.79	%+
After fees waived and expenses absorbed	1.47	%+	1.46%	1.39%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.44	%+	0.51%	0.93%	(0.95	)%+
After fees waived and expenses absorbed	1.44	%+	0.51%	0.87%	(0.66	)%+
Portfolio turnover rate	174	%^	450%	407%	159	%^

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX ETF Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2010		Years Ended October 31,			Period Ended
	(Unaudited)		2009	2008		October 31, 2007*
Net asset value, beginning of period/year	$17.42		$16.96	$29.67		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.14		0.24	0.36		(0.07)
Net realized and unrealized gain (loss) on investments	2.61		0.30	(12.55)		4.74
Net increase from payments by affiliates on the
disposal of investments in violation of restrictions	—		—	0.02		—
Total from investment operations	2.75		0.54	(12.17)		4.67

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.08)	(0.36)		—
From net realized gain	—		—	(0.15)		—
Distribution in excess	—		—	(0.04)		—
Total distributions	(0.28)		(0.08)	(0.55)		—
Paid-in capital from redemption fees (Note 2)	0.00	(4)	—	0.01		—
Net asset value, end of period/year	$19.89		$17.42	$16.96		$29.67
Total return	15.87	%^	3.25%	(41.68	)%(2)	18.68	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$8.8		$9.6	$13.1		$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	2.21	%+	2.18%	1.83%		2.07	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.50%		1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.59	%+	0.89%	1.21%		(1.03	)%+
After fees waived and expenses absorbed	1.30	%+	1.57%	1.54%		(0.46	)%+
Portfolio turnover rate	188	%^	547%	547%		271	%^

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (41.74%).

(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Amount is less than $0.01
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Financial Highlights For a capital share outstanding throughout the period/year

	Six Months Ended
	April 30, 2010		Year Ended	Period Ended
	(Unaudited)		October 31, 2009	October 31, 2008*
Net asset value, beginning of period/year	$16.85		$17.52	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.13	0.00	(1)
Net realized and unrealized loss on investments	0.28		(0.71)	(7.48)
Total from investment operations	0.37		(0.58)	(7.48)
Paid-in capital from redemption fees (Note 2)	0.00	(1)	0.00 (1)	0.00	(1)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.09)	—
From net realized gain	—		—	—
Total distributions	(0.19)		(0.09)	—
Net asset value, end of period/year	$17.03		$16.85	$17.52
Total return	2.23	%^	(3.29)%	(29.92	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$32.9		$77.9	$80.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(2):
Before fees waived	1.39	%+	1.27%	1.24	%+
After fees waived	1.39	%+	1.25%	1.24	%+

RATIO OF NET INVESTMENT (LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived	1.94	%+	0.70%	0.01	%+
After fees waived	1.94	%+	0.72%	0.01	%+
Portfolio turnover rate	188	%^	1118%	204	%^

*	Fund commenced operations February 29, 2008.
(1)	Amount is less than $0.01.
(2)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.39% and 1.27% for the six months/year ended April 30, 2010 and October 31, 2009, respectively.
(3)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.94% and 0.70% for the six months/year ended April 30, 2010 and October 31, 2009, respectively.

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Total Return Fund

Financial Highlights For a capital share outstanding throughout each period

	Six Months Ended
	April 30, 2010		Period Ended
	(Unaudited)		October 31, 2009*
Net asset value, beginning of period	$25.72		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.06
Net realized and unrealized gain on investments	0.56		0.66
Total from investment operations	0.75		0.72
Paid-in capital from redemption fees (Note 2)	0.00	(1)	0.00	(1)

LESS DISTRIBUTIONS:
From net investment income	(0.24)		—
Total distributions	(0.24)		—
Net asset value, end of period	$26.23		$25.72
Total return	2.95	%^	2.88	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$6.3		$7.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.20	%+	3.94	%+
After fees waived and expenses absorbed	1.50	%+	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.85	%+	(1.49	)%+
After fees waived and expenses absorbed	1.55	%+	0.95	%+
Portfolio turnover rate	145	%^	109	%^

*	Fund commenced operations May 29, 2009.
(1)	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2010 (Unaudited)

Note 1 – Organization

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.  FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) and FundX ETF Upgrader Fund (“ETF Upgrader Fund”) commenced operations on January 31, 2007.  FundX Tactical Upgrader Fund (“Tactical Fund”) commenced operations on February 29, 2008.  FundX Tactical Total Return Fund (“Tactical Total Return Fund”) commenced operations on May 29, 2009.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.  The investment objective of the ETF Aggressive Fund and the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.  The investment objective of the Tactical Total Return Fund is to seek long-term capital appreciation and current income with an emphasis on risk management.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of April 30, 2010 the Funds did not hold fair valued securities.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in three broad levels listed below:

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FundX Upgrader Funds

Notes to Financial Statements April 30, 2010 (Unaudited), Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar date.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2010:

FundX Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$416,024,273	$—	$—
Short-Term Investments	1,243,330	—	—
Total Investments in Securities	$417,267,603	$—	$—

FundX Aggressive Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$122,220,123	$—	$—
Short-Term Investments	75,766	—	—
Total Investments in Securities	$122,295,889	$—	$—

FundX Conservative Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$63,181,378	$—	$—
Short-Term Investments	2,796,063	—	—
Total Investments in Securities	$65,977,441	$—	$—

FundX Flexible Income Fund
	Level 1	Level 2	Level 3
Investment Companies	$146,085,467	$—	$—
Short-Term Investments	7,070,108	—	—
Total Investments in Securities	$153,155,575	$—	$—

FundX ETF Aggressive Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$32,881,304	$—	$—
Short-Term Investments	806	—	—
Total Investments in Securities	$32,882,110	$—	$—

FundX ETF Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$8,824,432	$—	$—
Short-Term Investments	48,998	—	—
Total Investments in Securities	$8,873,430	$—	$—

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FundX Upgrader Funds

Notes to Financial Statements April 30, 2010 (Unaudited), Continued

FundX Tactical Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$24,303,855	$—	$—
Purchased Options	363,200	—	—
Short-Term Investments	8,451,290	—	—
Total Investments in Securities	$33,118,345	$—	$—
Written Options	$(188,130)	$—	$—

FundX Tactical Total Return Fund
	Level 1	Level 2	Level 3
Investment Companies	$5,316,842	$—	$—
Purchased Options	42,370	—	—
Short-Term Investments	1,001,922	—	—
Total Investments in Securities	$6,361,134	$—	$—
Written Options	$(19,490)	$—	$—

B.
Federal Income Taxes.  The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At October 31, 2009, the following capital loss carryforwards were available:

	Expires:
	2013	2014	2015	2016	2017	Total
Upgrader Fund	—	—	—	$62,180,492	$161,841,559	$224,022,051
Aggressive Fund	—	—	—	26,248,267	49,920,200	76,168,467
Conservative Fund	—	—	—	3,712,677	11,867,239	15,579,916
Flexible Income Fund	$292,536	$449,870	$239,089	3,236,860	1,435,860	5,654,215
ETF Aggressive Fund	—	—	—	16,466,172	11,153,724	27,819,896
ETF Upgrader Fund	—	—	—	2,932,129	4,209,233	7,141,362
Tactical Fund	—	—	—	18,134,337	27,161,232	45,295,569
Tactical Total Return Fund	—	—	—	—	69,485	69,485

At October 31, 2009 the Tactical Fund and Tactical Total Return Fund deferred on a tax basis straddle losses of $164,015 and $8,774, respectively.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009 for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, ETF Aggressive Fund and ETF Upgrader Fund; 2008-2009 for the Tactical Fund; 2009 for the Tactical Total Return Fund), or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2010 (Unaudited), Continued

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which charge a 2.00% redemption fee on shares held less than 7 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.  Effective August 10, 2010, the 2.00% redemption fee on redemptions or exchanges of shares held for less than seven days will no longer be assessed for the ETF Aggressive Upgrader Fund and ETF Upgrader Fund.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Options Contracts.  When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.  The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.

The activity in options during the six months ended April 30, 2010, is as follows:

FundX Tactical Upgrader Fund
		Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	20,911	1,603,943
Options exercised	(3,710)	(375,523)
Options expired	(9,042)	(474,832)
Options closed	(7,082)	(555,303)
Options outstanding, end of period	1,077	$198,285

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2010 (Unaudited), Continued

FundX Tactical Total Return Fund
		Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	1,635	129,432
Options exercised	(335)	(34,133)
Options expired	(534)	(27,124)
Options closed	(653)	(48,108)
Options outstanding, end of period	113	$20,067

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Tactical Fund and Tactical Total Return Fund may invest, at the time of purchase, up to 5% of the Funds’ net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities.  The Tactical Fund and Tactical Total Return Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.  As a hedging tool, options may help cushion the impact of market declines, but may reduce the Funds participation in a market advance.  At April 30, 2010, the Tactical Fund and Tactical Total Return Fund had 1.1% and 0.7% of net assets, respectively, invested in purchased put options and (0.6%) and (0.3%) of net assets, respectively, invested in covered written call options.

Statement of Assets and Liabilities – Market values of Derivative Instruments as of April 30, 2010:

	Statement of Assets and Liabilities Location	Market Value
FundX Tactical Upgrader Fund
Equity Contracts	Investments in securities, at value	$363,200
Written Equity Contracts	Call options written, at value	($188,130)

FundX Tactical Total Return Fund
Equity Contracts	Investments in securities, at value	$42,370
Written Equity Contracts	Call options written, at value	($19,490)

Statement of Operations – The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2010 were as follows:

Amount of Realized Gain (Loss) on Derivative Instruments Recognized in Income:

	Purchased Options	Written Options
FundX Tactical Upgrader Fund	($4,517,924)	$530,378
FundX Tactical Total Return Fund	($329,165)	$29,997

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments Recognized in Income:

	Purchased Options	Written Options
FundX Tactical Upgrader Fund	($399,972)	$10,155
FundX Tactical Total Return Fund	($20,259)	$577

I.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statement were issued.  There were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.

J.
New Accounting Pronouncements. In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Funds are currently evaluating the impact it will have on financial statement disclosures.

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FundX Upgrader Funds

Notes to Financial Statements April 30, 2010 (Unaudited), Continued

Note 3 – Commitments and Other Related Party Transactions

DAL Investment Company, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on nest assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.  For the ETF Aggressive Fund, the ETF Upgrader Fund, the Tactical Fund and the Tactical Total Return Fund, the Advisor receives a monthly fee at the annul rate of 1.00% based upon the average daily net assets of each fund.  For the six months ended April 30, 2010, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund, Tactical Fund, and Tactical Total Return Fund incurred $1,987,495, $613,811, $293,177, $547,859, $179,691, $44,530, $254,500 and $35,306 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%	ETF Aggressive Fund	1.50%
Aggressive Fund	1.50%	ETF Upgrader Fund	1.50%
Conservative Fund	1.50%	Tactical Fund	1.50%
Flexible Income Fund	0.99%	Tactical Total Return Fund	1.50%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended April 30, 2010 the Advisor waived $31,594 in fees for the ETF Upgrader Fund and $25,064 in fees for the Tactical Total Return Fund.

At April 30, 2010, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the ETF Upgrader Fund and Tactical Total Return Fund that may be recouped was $210,813 and $69,404, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	October 31
	2010	2011	2012	2013
ETF Upgrader Fund	$58,764	$52,975	$67,480	$31,594
Tactical Total Return Fund	—	—	44,340	25,064

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

$0 to $150 million	0.10% of average daily net assets
$150 to $500 million	0.05% of average daily net assets
$500 to $1 billion	0.04% of average daily net assets
Over $1 billion	0.03% of average daily net assets
Minimum annual fee - $30,000 for the first fund, $15,000 each additional fund

For the six months ended April 30, 2010, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund, Tactical Fund and Tactical Total Return Fund incurred $108,426, $33,475, $16,001, $42,643, $9,793, $4,959, $13,846 and $3,720 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended April 30, 2010, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund, Tactical Fund and Tactical Total Return Fund were allocated $2,444, $2,466, $2,524, $2,488, $2,565, $2,556, $2,518 and $2,755 of the Trust’s Chief Compliance Officer Fee, respectively.

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FundX Upgrader Funds

Notes to Financial Statements April 30, 2010 (Unaudited), Continued

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the six months ended April 30, 2010, no such reduction in fees occurred.

Note 4 – Purchases and Sales of Securities

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended April 30, 2010 are as follows:

	Purchases	Sales
Upgrader Fund	$205,438,978	$237,587,009
Aggressive Fund	59,815,536	78,732,730
Conservative Fund	30,140,706	27,993,351
Flexible Income Fund	67,944,060	88,568,556
ETF Aggressive Fund	61,805,224	70,992,198
ETF Upgrader Fund	16,697,776	18,781,329
Tactical Fund	93,730,699	73,773,349
Tactical Total Return Fund	8,812,782	8,339,796

The cost basis of investments for federal income tax purposes at April 30, 2010 was as follows:

		FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible
	Upgrader	Upgrader	Upgrader	Income
	Fund	Fund	Fund	Fund
Cost of investments	$338,250,263	$99,842,865	$56,414,250	$143,629,760
Gross tax unrealized appreciation	79,925,403	22,457,021	9,583,554	9,611,581
Gross tax unrealized depreciation	(908,063)	(3,997)	(20,363)	(85,766)
Net tax unrealized appreciation/(depreciation)	$79,017,340	$22,453,024	$9,563,191	$9,525,815

	FundX	FundX	FundX	FundX
	ETF Aggressive	ETF	Tactical	Tactical
	Upgrader	Upgrader	Upgrader	Total Return
	Fund	Fund	Fund	Fund
Cost of investments	$31,096,043	$7,850,696	$30,453,179	$5,901,205
Gross tax unrealized appreciation	2,009,374	1,049,992	3,471,707	463,046
Gross tax unrealized depreciation	(223,307)	(27,258)	(994,671)	(22,607)
Net tax unrealized appreciation/(depreciation)	$1,786,067	$1,022,734	$2,477,036	$440,439

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FundX Upgrader Funds

Notes to Financial Statements April 30, 2010 (Unaudited), Continued

Note 5 – Distributions to Shareholders

The tax character of distributions paid during the six months/year ended April 30, 2010 (estimated) and October 31, 2009 were as follows:

	2010	2009
FundX Upgrader Fund
Ordinary income	$1,916,264	$22,046

FundX Aggressive Upgrader Fund
Ordinary income	$485,386	$1,798

FundX Conservative Upgrader Fund
Ordinary income	$644,499	$868,051

FundX Flexible Income Fund
Ordinary income	$4,153,077	$5,628,578

FundX ETF Aggressive Upgrader Fund
Ordinary income	$304,681	$—

FundX ETF Upgrader Fund
Ordinary income	$136,104	$68,767

FundX Tactical Upgrader Fund
Ordinary income	$817,013	$411,024

FundX Tactical Total Return Fund
Ordinary income	$70,144	$—

As of October 31, 2009, components of distributable earnings on a tax basis were as follows:

		FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible
	Upgrader	Upgrader	Upgrader	Income
	Fund	Fund	Fund	Fund
Net tax unrealized appreciation	$37,592,162	$11,405,598	$5,467,392	$8,771,031
Undistributed ordinary income	1,916,151	485,378	235,075	3,005,418
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	1,916,151	485,378	235,075	3,005,418
Other accumulated gains/(losses)	(224,022,051)	(76,168,467)	(15,579,916)	(5,654,215)
Total accumulated earnings	$(184,513,738)	$(64,277,491)	$(9,877,449)	$6,122,234

	FundX	FundX	FundX	FundX
	ETF Aggressive	ETF	Tactical	Tactical
	Upgrader	Upgrader	Upgrader	Total Return
	Fund	Fund	Fund	Fund
Net tax unrealized appreciation	$1,489,161	$576,534	$3,702,210	$250,731
Undistributed ordinary income	193,202	86,250	197,645	17,177
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	193,202	86,250	197,645	17,177
Other accumulated gains/(losses	(27,619,896)	(7,141,362)	(45,568,486)	(69,485)
Total accumulated earnings	$(25,937,533)	$(6,478,578)	$(41,668,631)	$198,423

Differences between book losses and tax losses are attributable to the tax treatment of wash losses and straddle losses.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2010 (Unaudited), Continued

Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund a credit facility pursuant to seven separate Loan and Security Agreements for each of the above mentioned Funds to be used temporarily for extraordinary or emergency purposes, including the financing of redemption payments.  The Tactical Total Return Fund did not have a credit facility as of April 30, 2010.  For the six months ended April 30, 2010, the average interest rate on the credit facility was 3.25% (prime rate) for each of the Funds.  Advances are not collateralized by a first lien against the Funds’ assets.  During six months ended April 30, 2010, the average outstanding average daily balances were $50,200, $33,500, $5,494, $42,750, $56,744, $17,094 and $11,400, respectively.  The maximum amounts outstanding  during the six months ended April 30, 2010 were $1,926,000, $856,000, $344,000, $7,695,000, $629,000, $491,000 and $1,164,000, respectively.  Interest expense amounted to $1,093, $1,010, $115, $1,324, $985, $270 and $179, respectively, for the six months ended April 30, 2010.  At April 30, 2010, none of the Funds had an outstanding loan balance.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com within ten business days after calendar quarter end.

Federal Tax Information (Unaudited)

For the fiscal year ended October 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Upgrader Fund	100.00%
Aggressive Fund	100.00%
Conservative Fund	90.76%
Flexible Income Fund	100.00%
Tactical Fund	100.00%
ETF Aggressive Fund	0.00%
ETF Upgrader Fund	69.76%
Tactical Total Return Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2009 was as follows:

Upgrader Fund	100.00%
Aggressive Fund	100.00%
Conservative Fund	83.30%
Flexible Income Fund	100.00%
Tactical Fund	99.60%
ETF Aggressive Fund	0.00%
ETF Upgrader Fund	69.80%
Tactical Total Return Fund	0.00%

WWW.UPGRADERFUNDS.COM

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FundX Upgrader Funds

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497
FundX ETF Aggressive Upgrader Fund	UNBOX	742935349
FundX ETF Upgrader Fund	REMIX	742935331
FundX Tactical Upgrader Fund	TACTX	742935281
FundX Tactical Total Return Fund	TOTLX	742935190

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date   July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date   July 1, 2010

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   July 2, 2010

* Print the name and title of each signing officer under his or her signature.